Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The assets and liabilities arising from the acquisition [Abstract]
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 345,603	R$ 17,739	R$ 1,813
CDS, Zygo and Moip [Member]
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents acquired	38,385	44,568
Accounts receivable acquired	537,570	0
Financial investments acquired	177,772	0
Other Assets acquired	30,988	107
Payables to third parties assumed	(566,244)	0
Other liabilities assumed	(42,263)	(436)
Customer portfolio and others	58,506	2,605
Value of net assets	234,714	46,844
Goodwill	134,274	15,925
Purchase cost	368,988	62,769
Consideration for the purchase settled in cash	315,287	61,115
Cash and cash equivalents at the subsidiary acquired	38,385	44,568
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 276,902	R$ 16,547